Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,240,166,685.68
Previously Paid Amount	0.00
Total Fee Amount	309,367.02
Total Offset Amount	0.00
Net Fee	$ 309,367.02